Trade and other receivables	12 Months Ended
Dec. 31, 2017
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Trade and other receivables
13.	Trade and other receivables

	December 31, 2017	December 31, 2016
Trade receivables, including	23,878	24,325
— domestic customers	19,064	20,436
— foreign customers	4,814	3,889
Other receivables	3,967	28,670

Total trade and other receivables	27,845	52,995
Less allowance for doubtful accounts	(9,083)	(33,941)

Total accounts receivable, net	18,762	19,054

As of December 31, 2016, receivables from related parties in the amount of RUB 24,539 million are included into Other receivables. The amounts are fully covered by the allowance (Note 9(b)).

As of December 31, 2017 and 2016, the ageing analysis of trade receivables was as follows:

	December 31, 2017	December 31, 2016
Total receivables	27,845	52,995

Past due but not impaired
=<30 days	2,423	2,739
31-60 days	503	528
61-90 days	180	201
91-180 days	332	476
181-365 days	314	362
>1 year	214	183

Total past due but not impaired	3,966	4,489

Receivables that were past due but not impaired amounted to RUB 3,966 million and RUB 4,489 million as of December 31, 2017 and 2016, respectively. Based on past experience, management believes that no allowance is necessary in respect of receivables that were past due but not impaired as there has not been a significant change in credit quality and the balances are still considered fully recoverable. The Group does not hold any collateral over these balances.

The movements in the allowance for doubtful accounts on trade and other receivables were as follows:

Total
At December 31, 2014	(38,882)
Charge for the year	(1,152)
Utilised amounts	261
Disposal of subsidiaries	10
Reclassified in assets of disposal group held for sale	25
Exchange rate difference	(480)

At December 31, 2015	(40,218)
Charge for the year	(613)
Utilised amounts	6,637
Disposal of subsidiaries	11
Exchange rate difference	242

At December 31, 2016	(33,941)
Charge for the year	(343)
Utilised amounts	603
Reclassified to non-current financial assets (Note 9)	24,391
Exchange rate difference	207

At December 31, 2017	(9,083)